Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Investment properties	$ 56,934	$ 62,078
Equity accounted investments	21,244	19,547
Property, plant and equipment	6,982	5,484
Goodwill	1,181	931
Intangible assets	1,060	899
Other non-current assets	4,512	5,339
Loans and notes receivable	382	204
Total non-current assets	92,295	94,482
Current assets
Loans and notes receivable	154	720
Accounts receivable and other	1,968	2,081
Cash and cash equivalents	1,859	2,208
Total current assets	3,981	5,009
Assets held for sale	3,004	3,100
Total assets	99,280	102,591
Non-current liabilities
Debt obligations	35,354	35,964
Capital securities	621	2,671
Other non-current liabilities	1,268	1,542
Deferred tax liabilities	1,998	2,495
Total non-current liabilities	39,241	42,672
Current liabilities
Debt obligations	10,876	14,719
Capital securities	785	158
Accounts payable and other liabilities	5,499	5,895
Total current liabilities	17,160	20,772
Liabilities associated with assets held for sale	305	898
Total liabilities	56,706	64,342
Equity
Limited partners	8,322	7,718
General partner	3	3
Preferred equity	699	699
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	14,871	13,795
FV LTIP units of the Operating Partnership	10	12
Interests of others in operating subsidiaries and properties	18,669	16,022
Total equity	42,574	38,249
Total liabilities and equity	$ 99,280	$ 102,591